Post-Employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 22,732	R$ 18,808
Medical care cost [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	8.16%
Actuarial assumption of retirement age [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	3.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 11	11
ITAU UNIBANCO HOLDING [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 445	R$ 487